QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-21072
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD INSURANCE TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                            Thomas S. Harman, Esquire
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                  (888)826-2520
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                        -------------------------------

                      Date of reporting period: 03/31/2006
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Insurance Trust

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

CSI Equity Portfolio

                            CSI EQUITY PORTFOLIO FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                           March 31, 2006 (unaudited)


 Number                                                Market
of
 Shares                 Description                    Value
---------        ---------------------------         -----------

          COMMON STOCKS:                     95.41%

          BANKING:                           14.07%

                                                     $
  23,800  Banco De Santander  ADR                    347,718

   6,500  Bank America                               296,010

   9,600  Danske Bank AS                             351,840

   7,600  DBS Group Holdings ADR                     306,204

   3,300  HSBC Holdings ADR                          276,474

   2,080  National Bank Austria                      279,864

   5,800  Wachovia Corp.                             325,090

   4,000  Wells Fargo & Co.                          255,480
                                                     -----------

                                                                       2,438,680
                                                     -----------

          BEVERAGES:                          3.60%
   7,550  Anheuser Busch Cos.                           322,914
   5,200  Pepsico Inc.                                  300,508
                                                     -----------
                                                                         623,422

          COMPUTER AND PERIPHERALS:           3.50%
  16,000  Cisco Systems, Inc.                           346,720
   8,750  Dell Computer                                 260,400
                                                     -----------
                                                                         607,120
                                                     -----------

          COMPUTER SOFTWARE/SERVICES:         3.97%
  11,900  Microsoft Corp.                               323,799
   6,700  SAP ADR                                       363,944
                                                     -----------
                                                                         687,743
                                                     -----------

          DRUG AND MEDICAL:                   7.11%
   7,300  Abbott Laboratories                           310,031
   4,000  Amgen, Inc.                                   291,000
   6,000  Johnson & Johnson                             355,320
  11,100  Pfizer Inc.                                   276,612
                                                     -----------
                                                                       1,232,963
                                                     -----------

          ELECTRONICS/EQUIPMENT:              7.24%
   5,300  Canon Inc. ADR                                350,065
   4,050  Emerson Electric Co.                          338,702
   8,400  General Electric Corp.                        292,152
   5,400  Medtronic Inc.                                274,050
                                                     -----------
                                                                       1,254,969
                                                     -----------

          FINANCIAL:                          5.42%
   4,500  American International                        297,405
   7,000  1st Data Corp                                 327,740
   5,200  State Street Corp                             314,236
                                                     -----------
                                                                         939,381
                                                     -----------
          FOOD:                               7.10%
   5,200  Diageo PLC ADR                                329,836
   3,900  Nestle S.A. ADR                               288,717
   8,900  Sysco Corp.                                   285,245
   5,100  William Wrigley Jr. Company                   326,400
                                                     -----------
                                                                       1,230,198
                                                     -----------

          HOUSEHOLD:                          3.78%
   1,200  Kao Corporation ADR                           315,276
   5,900  Proctor & Gamble                              339,958
                                                     -----------
                                                                         655,234
                                                     -----------

          MANUFACTURING:                      5.28%
   7,000  Dupont EI                                     295,470
   3,900  3M Co.                                        295,191
   5,600  United Technologies                           324,632
                                                     -----------
                                                                         915,293
                                                     -----------
          MATERIALS:                          2.14%
   9,300  BHP Billiton LTD ADR                          370,605
                                                     -----------


          OIL:                                6.55%
   3,400  BP PLC ADR                                    234,396
   4,300  Conocophillips                                271,545
   3,100  Schlumberger Ltd.*                            392,367
   1,800  Total Fina ADR                                237,114
                                                     -----------
                                                                       1,135,422
                                                     -----------

          RETAIL:                             9.15%
   9,200  Avon Products                                 286,764
   8,300  Bed Bath & Beyond                             318,720
   5,800  Costco Wholesale                              314,128
   8,400  Home Depot Inc.                               355,320
   6,600  Walmart                                       311,784
                                                     -----------
                                                                       1,586,716
                                                     -----------

          SEMI-CONDUCTORS:                    1.41%
  12,600  Intel Corp.                                   243,810
                                                     -----------

          TELECOMMUNICATIONS:                 3.66%
  12,300  China Telecom Ltd Adr                         326,442
   6,700  Hutchison Whampoa ADR                         307,195
                                                     -----------
                                                                         633,637
                                                     -----------

          TRANSPORTATION:                     7.74%
   3,350  Fedex Corporation                             378,349
   4,800  Harley-Davidson                               249,024
   4,950  Johnson Controls Inc.                         375,854
   3,100  Toyota Motor ADR                              337,590
                                                     -----------
                                                                       1,340,817
                                                     -----------

          UTILITIES:                          3.70%
   9,500  EON AG ADR                                    347,700
   7,300  FPL Group                                     293,022
                                                     -----------
                                                                         640,722
                                                     -----------



          Total Securities                   95.41%   16,536,732
          Cash and Cash Equivalents           4.59%      795,754
                                             ------- -----------
          TOTAL INVESTMENTS                  100.00% $17,332,486
                                             ======= ===========

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Insurance Trust
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: May 26, 2006
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: May 26, 2006
      ------------------------------------


By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Financial Officer

Date: May 26, 2006
      ------------------------------------